Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Revenues:
Total revenue	$ 129,378	$ 101,887	$ 251,928	$ 200,108	$ 430,966	$ 398,047	$ 406,377
Cost of revenues:
Amortization of acquired technology	4,243	4,558	8,800	9,222	18,338	17,948	19,261
Total cost of revenues	39,546	26,336	69,089	51,027	106,801	96,534	102,172
Gross profit	89,832	75,551	182,839	149,081	324,165	301,513	304,205
Operating expenses:
Research and development	46,596	19,690	72,255	37,586	76,759	58,320	52,885
Sales and marketing	99,966	44,883	158,181	87,392	178,886	145,350	129,971
General and administrative	86,953	25,211	118,835	45,092	91,778	64,114	49,232
Amortization of other intangibles	10,061	11,964	20,203	24,013	47,686	50,498	51,947
Restructuring and other	779	73	894	483	1,763	4,990	7,637
Total operating expenses	244,355	101,821	370,368	194,566	396,872	323,272	291,672
Income (loss) from operations	(154,523)	(26,270)	(187,529)	(45,485)	(72,707)	(21,759)	12,533
Interest expense, net	(14,534)	(17,495)	(33,720)	(28,182)	(69,845)	(35,220)	(25,481)
Other (expense) income, net	146	(439)	240	2,424	2,641	5,204	(3,445)
Loss before income taxes	(168,911)	(44,204)	(221,009)	(71,243)	(139,911)	(51,775)	(16,393)
Income tax benefit (expense)	(248,423)	4,266	(245,480)	7,749	23,717	60,997	17,189
Net income (loss)	$ (417,334)	$ (39,938)	$ (466,489)	$ (63,494)	$ (116,194)	$ 9,222	$ 796
Net income (loss) per share:
Basic and diluted (in dollars per share)	$ (1.58)	$ (0.17)	$ (1.86)	$ (0.27)	$ (0.49)	$ 0.04	$ 0
Weighted average shares outstanding:
Basic and diluted (in shares)	264,127,000	235,215,000	251,412,000	235,217,000	235,938,873	231,956,164	228,540,269
Subscriptions
Revenues:
Total revenue	$ 115,805	$ 82,389	$ 223,933	$ 160,313	$ 349,830	$ 257,576	$ 232,783
Cost of revenues:
Cost of revenues	23,456	14,256	39,633	27,388	56,934	48,270	52,176
License
Revenues:
Total revenue	2,745	9,662	6,529	20,741	40,354	98,756	130,738
Services
Revenues:
Total revenue	10,828	9,836	21,466	19,054	40,782	41,715	42,856
Cost of revenues:
Cost of revenues	$ 11,847	$ 7,522	$ 20,656	$ 14,417	$ 31,529	$ 30,316	$ 30,735